[EVERSHEDS SUTHERLAND (US) LLP]

DODIE KENT

DIRECT LINE: 212-389-5080

E-mail: dodiekent@eversheds-sutherland.com

April 23, 2020

VIA EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-8629

Re:	Great American Life Insurance Company

Post-Effective Amendment No. 2 to Registration Statement on Form S-1

File No. 333-229687

Commissioners:

On behalf of Great American Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, Post-Effective Amendment No. 2 to the above-referenced Form S-1 Registration Statement (the “Registration Statement”) for certain deferred annuity contracts (the “Contracts”).

Post-Effective Amendment No. 1 was filed with the Securities and Exchange Commission (the “Commission”) on January 16, 2020. In connection with that filing, the Company requested selective review by the Commission’s Staff of certain changes to the prospectus for the Index Frontier 7 Annuity (the “Index Frontier 7 prospectus”). The Company responded to the Staff’s comments on the Index Frontier 7 prospectus in a letter filed with the Commission on April 13, 2020 (the “Response Letter”).

On April 22, 2020, the Staff provided additional comments, to which the Company responds as follows:

Comment One:

In the “Bailout Right” row of the “Summary” table, please refer the reader to sections of the prospectus related to the rescission rights available for the Initial Term.

Response:

On Page 10, the last sentence in the “Bailout Right” row of the “Summary” table has been revised to state: “The Bailout right does not apply to your initial Term, but see the Declared Rate Strategy section below and the Vested Gains and Losses section below for information regarding rescission rights available in certain circumstances for the Initial Term.”

Comment Two:

In the “Declared Rate Strategy” section, if any fees and charges can be imposed prior to rescission, please indicate that those fees or charges will be waived. If no fees or charges are imposed prior to rescission, please explain supplementally.

Response:

There are no fees or charges other than the Early Withdrawal Charge that could be imposed during the first 20 days of the initial Term. Out of an abundance of caution, however, we have clarified the sentence as follows: “If you exercise this rescission right, we will not apply any adjustment for the Early Withdrawal Charge. No other fee or charge is applicable, and we will return your total Purchase Payment(s).”

A similar change has been made in the Vested Gains and Losses section.

The Index Frontier 7 prospectus contained in this Post-Effective Amendment No. 2 reflects (i) the revisions described in the Response Letter; (ii) the revisions in response to your April 22, 2020 comments described herein; (iii) changes for the purpose of updating the financial statements and other information contained in the prospectus pursuant to Section 10(a)(3) of the 1933 Act; and (iv) other changes that are of an updating and/or non-material nature.

As part of this Post-Effective Amendment No. 2 (as the Company has previously indicated it would do), the Company has included the now updated prospectus for the Index Frontier 5 Annuity (the “Index Frontier 5 prospectus”). The Company respectfully requests selective review of the Index Frontier 5 prospectus in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). The Index Frontier 5 prospectus is identical to the Index Frontier 7 prospectus contained in Post-Effective Amendment No. 2 except that the length of the early withdrawal period differs.

Post-Effective Amendment No. 2 is accompanied by a letter from the Company and the principal underwriter of the offering of the Contracts requesting that the Commission accelerate the effective date of the Registration Statement to May 1, 2020.

*****

The Company will separately provide a marked copy of Post-Effective Amendment No. 2 to facilitate the Staff’s review. The Company believes that Post-Effective Amendment No. 2 addresses in full the Staff comments and respectfully requests that the Staff review it as soon as possible.

If you have any questions regarding Post-Effective Amendment No. 2, please contact the undersigned at 212-389-5080.

Sincerely,

/s/ Dodie Kent

Dodie Kent